INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of income tax benefit

	Years Ended March 31,
	2025	2024

Current tax:
Current tax on profits for the year	$—	$16
Adjustments for current tax of prior periods	(3)	—
Total current tax expense (benefit)	(3)	16

Deferred income tax:
Decrease (increase) in deferred tax assets	—	(10,564)
Income tax	$(3)	$(10,548)

Schedule of reconciliation income tax rates

	Years Ended March 31,
	2025	2024
Loss before income tax	$(6,781)	$(85,930)

Tax using BVI tax rate of 0%	—	—
Effect of tax rates in other countries	(24)	(16,635)
Derecognition of deferred tax assets	23	4,090
Nondeductible expenses	—	764
Utilization of losses not previously benefitted	—	(50)
Foreign currency effect and other	(2)	1,283
Income tax in the statement of loss	$(3)	$(10,548)

Schedule of deferred tax assets and liabilities

	As of March 31,
	2025	2024
Deferred tax assets:
The balance comprises temporary differences attributable to:
Tax loss	$3,935	$5,590
Share-based compensation	397	—
Reserves and accruals	17	—
Total deferred tax assets	4,349	5,590
Deferred tax asset not recognized	(4,349)	(5,590)
Net deferred tax asset	—	—